UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23476

DoubleLine Yield Opportunities Fund
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Address of principal executive offices) (Zip code)

Ronald R. Redell

Principal Executive Officer

c/o DoubleLine Capital LP

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
March 31, 2025
DoubleLine Yield Opportunities Fund
NYSE: DLY
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	March 31, 2025	3

Schedule of Investments DoubleLine Yield Opportunities Fund	(Unaudited) March 31, 2025

Principal Amount $	Security description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 2.3%
	Affirm, Inc.
1,300,000	Series 2023-B-D	8.78%(a)	09/15/2028	1,320,766
	Apollo Aviation Securitization Equity Trust
484,034	Series 2024-1A-B	6.90%(a)	05/16/2049	505,205
482,739	Series 2024-2A-B	6.61%(a)	09/16/2049	495,773
	AVANT Loans Funding Trust
725,000	Series 2025-REV1-D	8.39%(a)	05/15/2034	737,776
	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90%(a)	05/20/2053	2,577,438
	Castlelake Aircraft Securitization Trust
736,282	Series 2021-1A-C	7.00%(a)	01/15/2046	708,577
	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00%(a)	02/25/2049	765,036
	JetBlue Airways Corp.
998,095	Series 2019-1	8.00%	11/15/2027	1,000,590
	JOL Air Ltd.
2,924,118	Series 2019-1-B	4.95%(a)	04/15/2044	2,889,958
	Kestrel Aircraft Funding USA LLC
709,749	Series 2018-1A-A	4.25%(a)	12/15/2038	705,428
	MACH 1 Cayman Ltd.
764,136	Series 2019-1-B	4.34%(a)	10/15/2039	731,852
	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00%(a)(b)(c)	06/16/2031	121,083
	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00%(a)(b)(c)	05/15/2029	25,889
2,303,922	Series 2021-5-CERT	0.00%(a)(b)(c)	08/15/2029	81,508
91,743	Series 2022-2-AB	6.63%(a)(d)	01/15/2030	91,826
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00%(a)(b)(c)	08/15/2030	236,480
	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00%(a)(b)(c)	01/25/2048	143,681
	Start Ltd./Bermuda
169,151	Series 2019-1-C	6.41%(a)	03/15/2044	167,498
	Start/Bermuda
2,083,597	Series 2018-1-A	4.09%(a)	05/15/2043	2,081,055
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	1,040,425
	Upstart Securitization Trust
4,000	Series 2021-2-CERT	0.00%(b)(c)	06/20/2031	358,112
409,520	Series 2021-4-C	3.19%(a)	09/20/2031	402,375
3,300	Series 2021-5-CERT	0.00%(a)(b)(c)	11/20/2031	191,223
	Zayo Group LLC
500,000	Series 2025-1A-C	8.66%(a)	03/20/2055	506,767
	Total Asset Backed Obligations (Cost $16,555,987)			17,886,321

BANK LOANS - 17.5%
	1261229 BC Ltd.
2,450,000	Senior Secured Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.57%	09/25/2030	2,361,188
	Access CIG LLC
1,951,337	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.54%	08/18/2028	1,954,322
	ADMI Corp.
1,113,462	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.50% Floor)	8.19%	12/23/2027	1,106,508
903,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.07%	12/23/2027	908,645

Principal Amount $	Security description	Rate	Maturity	Value $
	Allied Universal Holdco LLC
1,009,538	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.50% Floor)	8.17%	05/15/2028	1,009,619
	Altice France SA
544,458	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	9.80%	08/31/2028	489,400
	Alvaria Holdco (Aspect Software) Second-Out T/L
37,165	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.11% or 5.50% PIK, 0.75% Floor)	5.44%	05/05/2028	12,590
579,926	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.11%, 0.75% Floor)	5.44%	05/05/2028	196,450
	Alvaria Holdco (Aspect Software) Third-Out T/L A
73,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.11% or 6.50% PIK, 0.00% Floor)	6.44%	05/05/2028	3,103
1,352,114	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.11%, 0.00% Floor)	6.44%	05/05/2028	57,465
	American Tire Distributors, Inc.
1,415,309	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.51%, 0.75% Floor)	13.16%(e)	10/23/2028	467,052
	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/23/2032	686,093
	Apro LLC
429,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	07/09/2031	429,071
	Ascend Learning LLC
1,421,124	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.85%, 0.50% Floor)	10.17%	12/10/2029	1,418,993
	Aspire Bakeries Holdings LLC
611,910	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	12/23/2030	614,204
	Astra Acquisition Corp.
275,145	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.75%, 2.00% Floor)	11.05%	02/25/2028	171,622
438,485	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 2.00% Floor)	9.55%	10/25/2028	10,962
3,249,219	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.99%, 0.75% Floor)	13.47%(e)	10/25/2029	73,108
	Asurion LLC
305,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	02/03/2028	289,750
1,425,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	01/22/2029	1,325,029
	Aveanna Healthcare LLC
2,800,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.15%, 0.50% Floor)	11.46%	12/10/2029	2,679,600
	Bausch + Lomb Corp.
405,616	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	05/10/2027	404,699
950,525	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	09/29/2028	949,341
	BMC Software, Inc.
2,040,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	07/30/2031	2,007,380

4	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security description	Rate	Maturity	Value $
	Boxer Parent Co., Inc.
2,890,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.04%	07/30/2032	2,796,075
	Brand Industrial Services, Inc.
1,375,364	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	8.79%	08/01/2030	1,304,685
	Carnival Corp.
117,555	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.32%	08/09/2027	117,526
	Cengage Learning, Inc.
477,106	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	473,895
277,204	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	275,338
	Central Parent LLC
700,453	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	07/06/2029	603,266
	ClubCorp Holdings, Inc.
105,719	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	106,038
2,597,685	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	2,605,530
	CommScope LLC
2,659,999	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	2,652,790
1	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	1
	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.76%, 0.00% Floor)	12.06%	02/12/2029	3,757,500
	CoreLogic, Inc.
244,924	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	06/02/2028	240,842
	Cornerstone Building Brands, Inc.
522,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.82%	05/15/2031	433,759
	Crown Finance US, Inc.
4,024,913	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	12/02/2031	4,008,732
	Deerfield Dakota Holding LLC
1,378,080	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.05%	04/09/2027	1,311,043
	Dexko Global, Inc.
691,436	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	10/04/2028	645,960
780,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.55%	10/04/2028	734,710
	DG Investment Intermediate Holdings 2, Inc.
2,035,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.86%, 0.75% Floor)	11.19%	03/29/2029	2,023,553
	Directv Financing LLC
3,060,182	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.51%, 0.75% Floor)	9.80%	08/02/2029	3,021,164

Principal Amount $	Security description	Rate	Maturity	Value $
	Eagle Parent Corp.
3,111,828	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	2,968,466
298,121	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	284,386
298,121	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	284,386
	Edelman Financial Engines Center LLC
3,025,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	10/06/2028	3,034,831
	EG America LLC
2,116,683	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	02/07/2028	2,120,282
	Eisner Advisory Group LLC
1,195,640	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	02/28/2031	1,196,118
	Element Materials Technology Group US Holdings, Inc.
224,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	06/25/2029	224,754
	Ellucian Holdings, Inc.
337,282	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	10/29/2029	337,132
620,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	11/22/2032	629,945
	Fertitta Entertainment LLC/NV
1,920,292	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	01/29/2029	1,893,504
	FinThrive Software Intermediate Holdings, Inc.
78,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	12/17/2028	67,633
431,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.86%, 0.50% Floor)	11.19%	12/17/2029	331,008
	Flynn America LP
537,469	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.61%, 0.50% Floor)	8.94%	07/31/2028	535,453
537,469	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.61%, 0.50% Floor)	8.94%	07/31/2028	535,453
	Gainwell Acquisition Corp.
3,550,774	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.10%, 0.75% Floor)	8.40%	10/01/2027	3,340,000
	Garda World Security Corp.
1,108,743	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/01/2029	1,106,204
	GIP II Blue Holding LP
486	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	09/29/2028	455
	Golden State Foods LLC
1,203,980	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	12/04/2031	1,209,374
	Groupe Solmax, Inc.
186,467	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	156,166
342,241	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	286,627

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	5

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security description	Rate	Maturity	Value $
267,841	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	224,317
186,001	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.01%, 0.75% Floor)	9.31%	07/24/2028	155,775
	Helios Software Holdings, Inc.
921,092	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/18/2030	922,915
	Hexion Holdings Corp.
2,410,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	03/15/2029	2,349,107
	INEOS US Finance LLC
3,493,642	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2030	3,365,355
	INEOS US Petrochem LLC
1,004,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	03/29/2029	967,168
1,735,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	10/07/2031	1,630,900
	Kenan Advantage Group, Inc.
1,049,420	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	01/25/2029	1,046,576
	Klockner Pentaplast of America, Inc.
1,160,930	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.98%, 0.50% Floor)	9.23%	02/09/2026	1,061,282
	Kronos Acquisition Holdings, Inc.
1,776,075	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.29%	07/08/2031	1,531,865
	Lasership, Inc.
6,415	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.61% Cash or 1 mo. SOFR US + 1.61% + 7.00% PIK, 0.75% Floor)	12.05%	08/10/2029	1,756
239,405	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.76% Cash or 1 mo. SOFR US + 1.71% + 7.00% PIK, 0.75% Floor)	12.20%	08/10/2029	65,537
	LBM Acquisition LLC
2,437,359	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	06/06/2031	2,256,995
	Lereta LLC
370,119	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.36%, 0.75% Floor)	9.69%	08/07/2028	327,522
	LifePoint Health, Inc.
268,652	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.82%	05/19/2031	259,297
2,736,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	05/19/2031	2,660,169
	Mitchell International, Inc.
3,310,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	06/17/2032	3,231,388
	Monogram Food Solutions LLC
905,321	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	08/28/2028	891,742
	Natgasoline LLC
1,180,000	Senior Secured Term Loan (1mo. Term SOFR + 5.50%, 0.00% Floor)	9.82%	03/25/2030	1,151,975

Principal Amount $	Security description	Rate	Maturity	Value $
	Needle Holdings LLC
93,669	Senior Secured First Lien Term Loan (Prime Rate + 8.50%, 0.00% Floor)	16.00%(e)	04/28/2028	24,822
	NEP Group, Inc.
73,840	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	68,892
2,693,144	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	2,512,703
770,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.26%, 0.00% Floor)	11.57%	10/19/2026	590,975
	NGL Energy Operating LLC
301,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.07%	02/03/2031	300,849
	OneDigital Borrower LLC
2,570,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.57%	07/02/2032	2,573,213
	Ontario Gaming GTA LP
2,264,795	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	08/01/2030	2,234,220
	Par Petroleum LLC
994,712	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.04%	02/28/2030	979,169
	Polaris Newco LLC
2,702,974	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.86%, 0.50% Floor)	8.56%	06/05/2028	2,593,855
	Pretium PKG Holdings, Inc.
960,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.01%, 0.50% Floor)	11.31%	10/01/2029	224,520
	Pretzel Parent T/L B
550,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.82%	10/01/2031	551,117
	Radiology Partners, Inc.
3,362,181	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	3,249,228
28,444	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.76% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	27,489
	Skillsoft Finance II, Inc.
459,747	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.36%, 0.75% Floor)	9.69%	07/14/2028	398,472
	Staples, Inc.
626,850	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.04%	09/10/2029	558,523
	StubHub Holdco Sub LLC
3,012,355	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	03/15/2030	3,004,824
	Team Health Holdings, Inc.
2,784,600	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.54%	03/02/2027	2,717,840
	Titan Acquisition Ltd./Canada
2,942,763	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	2,933,875
	Townsquare Media, Inc.
2,970,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.32%	02/19/2030	2,799,225

6	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security description	Rate	Maturity	Value $
	Travelport Finance Luxembourg Sarl
1,231,769	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	1,116,069
412,680	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	373,917
	Trident TPI Holdings, Inc.
554,396	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	536,725
	United Natural Foods, Inc.
1,081,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.06%	05/01/2031	1,097,376
	Univision Communications, Inc.
1,852,580	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	06/25/2029	1,803,172
	Vantage Specialty Chemicals, Inc.
1,195,037	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.07%	10/26/2026	1,156,444
	Veritiv Operating Co.
1,949,010	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.31%	11/29/2030	1,941,019
	Vibrantz Technologies, Inc.
866,667	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.40%, 0.50% Floor)	8.69%	04/23/2029	766,458
	Victra Holdings LLC
1,181,080	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	03/29/2029	1,180,348
	VT Topco, Inc.
888,795	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	08/09/2030	889,351
	Wand NewCo 3, Inc.
820,231	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.07%	01/30/2031	809,264
	WaterBridge Midstream Operating LLC
3,107,829	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.05%	06/27/2029	3,088,234
	Zayo Group Holdings, Inc.
655,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.57%	03/09/2027	616,565
	Total Bank Loans (Cost $145,723,321)			135,101,172

COLLATERALIZED LOAN OBLIGATIONS - 11.9%
	Aimco CDO
500,000	Series 2019-10A-ERR (3 mo. Term SOFR + 5.65%, 5.65% Floor)	9.94%(a)	07/22/2037	504,951
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.20%(a)	01/15/2038	1,496,625
	Bain Capital Credit CLO
1,250,000	Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)	11.65%(a)	07/17/2035	1,216,992

Principal Amount $	Security description	Rate	Maturity	Value $
	Buttermilk Park CLO
750,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.31%(a)	10/15/2031	733,317
	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.97%(a)	04/15/2034	969,182
	Canyon CLO
1,850,000	Series 2020-2A-ER2 (3 mo. Term SOFR + 5.75%, 5.75% Floor)	10.05%(a)	10/15/2034	1,847,687
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	10.76%(a)	07/15/2034	2,008,734
	Carlyle Global Market Strategies
1,875,000	Series 2020-2A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.26%(a)	01/25/2035	1,879,730
	CIFC Funding Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	11.22%(a)	07/16/2030	1,999,452
3,350,000	Series 2013-3RA-D (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.46%(a)	04/24/2031	3,289,861
1,750,000	Series 2017-5A-ER (3 mo. Term SOFR + 6.15%, 6.15% Floor)	10.45%(a)	07/17/2037	1,752,361
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.51%, 6.51% Floor)	10.81%(a)	07/15/2036	2,013,454
	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)	10.75%(a)	10/19/2029	1,936,327
1,000,000	Series 2020-77A-ER (3 mo. Term SOFR + 6.13%, 6.13% Floor)	10.45%(a)	05/20/2034	953,799
2,500,000	Series 2021-87A-E (3 mo. Term SOFR + 6.41%, 6.15% Floor)	10.73%(a)	05/20/2034	2,385,020
	Highbridge Loan Management Ltd.
2,000,000	Series 13A-18-E (3 mo. Term SOFR + 5.76%, 5.50% Floor)	10.06%(a)	10/15/2030	1,994,249
1,550,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.45%(a)	10/20/2029	1,551,451
	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)	10.45%(a)	10/18/2031	1,964,097
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)	11.62%(a)	04/20/2037	1,023,111
	Madison Park Funding Ltd.
2,000,000	Series 2021-38A-E (3 mo. Term SOFR + 6.26%, 6.26% Floor)	10.56%(a)	07/17/2034	2,008,694
	Marble Point CLO
2,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.57%(a)	07/16/2031	2,499,956
	Milos Clo
4,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 6.41%, 6.15% Floor)	10.70%(a)	10/20/2030	3,966,242
	Neuberger Berman CLO Ltd.
7,000,000	Series 2019-34A-ER (3 mo. Term SOFR + 6.50%, 6.50% Floor)	10.79%(a)	01/20/2035	7,037,410

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	7

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security description	Rate	Maturity	Value $
	Octagon Investment Partners Ltd.
750,000	Series 2019-1A-E (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.16%(a)	10/25/2032	747,737
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.55%(a)	01/20/2035	1,452,119
5,000,000	Series 2019-1A-INC	0.00%(a)(b)(c)(d)	10/25/2032	1,722,030
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.16%(a)	07/15/2036	940,774
4,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.06%(a)	04/15/2034	3,714,774
	Octagon Loan Funding
1,000,000	Series 2014-1A-ERR (3 mo. Term SOFR + 6.26%, 6.00% Floor)	10.58%(a)	11/18/2031	948,633
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.65%(a)	07/20/2034	488,111
	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.36%(a)	04/15/2036	4,754,080
1,000,000	Series 2019-6A-DR (3 mo. Term SOFR + 6.11%, 5.85% Floor)	10.41%(a)	04/15/2036	955,448
	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.41%(a)	07/20/2034	2,756,814
4,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	11.12%(a)	10/25/2034	3,616,244
7,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)	10.92%(a)	07/25/2034	6,292,019
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	11.17%(a)	10/25/2034	1,805,722
7,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	11.26%(a)	10/25/2034	6,366,301
	Voya CLO Ltd.
1,350,000	Series 2017-2A-D (3 mo. Term SOFR + 6.28%, 0.00% Floor)	10.58%(a)	06/07/2030	1,303,869
2,700,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 0.00% Floor)	9.75%(a)	04/19/2031	2,653,686
	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.61%(a)	04/15/2035	2,366,642
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.06%(a)	07/15/2030	995,483
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.31%(a)	07/15/2030	948,401
	Total Collateralized Loan Obligations (Cost $93,667,534)			91,861,589

FOREIGN CORPORATE BONDS - 12.4%
150,000	ACI Airport Sudamerica SA	6.88%(a)	11/29/2034	148,145
3,183,118	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	3,186,159
640,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	548,262
250,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	201,539
3,800,000	Adani Ports & Special Economic Zone Ltd.	5.00%	08/02/2041	2,975,188
2,037,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	1,609,799

Principal Amount $	Security description	Rate	Maturity	Value $
290,000	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	240,253
1,000,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	860,616
4,344,000	AL Candelaria Spain SA	5.75%	06/15/2033	3,738,515
2,356,827	Alpha Holding SAB de CV	9.00%(e)	12/31/2025	17,676
942,731	Alpha Holding SAB de CV	9.00%(a)(e)	12/31/2025	7,070
470,827	Alpha Holding SAB de CV	10.00%(e)	12/19/2026	5,885
450,000	Aris Mining Corp.	8.00%(a)	10/31/2029	457,437
257,252	Autopistas del Sol SA/Costa Rica	7.38%	12/30/2030	256,391
700,000	Braskem Idesa SAPI	7.45%	11/15/2029	568,318
3,200,000	Braskem Idesa SAPI	6.99%(a)	02/20/2032	2,394,028
4,300,000	Braskem Netherlands Finance BV	5.88%	01/31/2050	2,964,645
3,000,000	BRF SA	5.75%	09/21/2050	2,430,221
4,300,000	Canacol Energy Ltd.	5.75%	11/24/2028	2,262,015
4,100,000	CAP SA	3.90%	04/27/2031	3,370,200
333,333	Comision Federal de Electricidad	5.00%	07/30/2049	271,667
1,100,000	Cosan Overseas Ltd.	8.25%(f)	05/05/2025	1,102,607
2,200,000	CSN Resources SA	4.63%	06/10/2031	1,706,484
1,700,000	CSN Resources SA	5.88%	04/08/2032	1,380,540
725,000	eG Global Finance PLC	12.00%(a)	11/30/2028	803,523
1,700,000	ENA Master Trust	4.00%	05/19/2048	1,267,350
2,545,318	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	2,465,688
808,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 2.00% PIK	11.00%(a)	09/12/2030	834,260
1,126,300	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	1,143,195
1,250,000	Fresnillo PLC	4.25%	10/02/2050	914,365
1,450,000	Frigorifico Concepcion SA	7.70%	07/21/2028	1,098,792
2,500,000	Frigorifico Concepcion SA	7.70%(a)	07/21/2028	1,894,469
1,925,000	Garda World Security Corp.	8.25%(a)	08/01/2032	1,881,521
1,725,000	Garda World Security Corp.	8.38%(a)	11/15/2032	1,697,943
3,340,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	3,399,048
3,100,000	Gran Tierra Energy, Inc.	9.50%(a)	10/15/2029	2,744,997
4,795,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	4,809,898
3,150,000	Infraestructura Energetica Nova SAPI de CV	4.88%	01/14/2048	2,344,892
1,000,000	Infraestructura Energetica Nova SAPI de CV	4.75%	01/15/2051	715,164
845,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	750,602
1,665,000	Kronos Acquisition Holdings, Inc.	10.75%(a)	06/30/2032	1,263,749
200,000	LD Celulose International GmbH	7.95%(a)	01/26/2032	206,340
1,400,000	Metinvest BV	7.75%	10/17/2029	1,130,352
2,675,000	Mexarrend SAPI de CV	10.25%(e)	07/24/2025	52,163
3,300,000	Motion Finco Sarl	8.38%(a)	02/15/2032	3,211,414
1,400,000	Movida Europe SA	7.85%(a)	04/11/2029	1,248,747
2,200,000	Movida Europe SA	7.85%	04/11/2029	1,962,316
3,309,240	MV24 Capital BV	6.75%	06/01/2034	3,203,235
1,289,150	Oi SA 10% Cash or 7.50% Cash + 6% PIK or 13.5% PIK	10.00%(a)	06/30/2027	1,078,061
2,755,070	Oi SA 8.50% PIK	8.50%(a)	12/31/2028	289,282
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%(a)(e)	12/31/2025	203,670
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%(e)	12/31/2025	1,535,430
915,482	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	925,978
2,800,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	2,836,260
2,300,000	Sasol Financing USA LLC	5.50%	03/18/2031	1,935,647
530,000	Seaspan Corp.	5.50%(a)	08/01/2029	480,740
4,400,000	Simpar Europe SA	5.20%	01/26/2031	3,476,000
1,085,000	Telesat Canada / Telesat LLC	5.63%(a)	12/06/2026	650,437
434,331	TransJamaican Highway Ltd.	5.75%	10/10/2036	401,756
2,099,000	Tullow Oil PLC	10.25%(a)	05/15/2026	1,932,392
293,079	Unigel Luxembourg SA 15.00% PIK	13.50%(a)	12/31/2027	273,382
411,618	Unigel Luxembourg SA 15.00% PIK	13.50%	12/31/2027	383,955
334,951	Unigel Luxembourg SA 12.00% PIK	11.00%(a)	12/31/2028	139,005
1,440,295	Unigel Luxembourg SA 12.00% PIK	11.00%	12/31/2028	597,722

8	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security description	Rate	Maturity	Value $
1,806,789	Unigel Netherlands Holding Corp. BV 15.00% PIK	15.00%	12/31/2044	81,306
4,400,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25%(f)	04/10/2025	4,301,757
	Total Foreign Corporate Bonds (Cost $109,874,116)			95,270,463

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 6.5%
3,900,000	Aeropuerto Internacional de Tocumen SA	5.13%	08/11/2061	2,765,490
5,200,000	Brazilian Government International Bond	4.75%	01/14/2050	3,677,752
600,000	Colombia Government International Bond	4.13%	02/22/2042	379,950
5,100,000	Colombia Government International Bond	5.00%	06/15/2045	3,438,675
4,200,000	Comision Federal de Electricidad	4.68%	02/09/2051	2,881,690
600,000	Corp. Nacional del Cobre de Chile	3.70%	01/30/2050	411,310
2,750,000	Corp. Nacional del Cobre de Chile	3.15%	01/15/2051	1,705,903
2,365,000	Ecopetrol SA	5.88%	05/28/2045	1,662,885
3,150,000	Ecopetrol SA	5.88%	11/02/2051	2,130,821
2,400,000	Empresa de Transmision Electrica SA	5.13%	05/02/2049	1,761,480
2,684,476	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	2,659,645
397,700	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	394,021
3,150,000	Guatemala Government Bond	4.65%	10/07/2041	2,467,631
1,850,000	Mexico City Airport Trust	5.50%	07/31/2047	1,527,006
5,250,000	Mexico Government International Bond	4.40%	02/12/2052	3,653,134
1,900,000	Morocco Government International Bond	4.00%	12/15/2050	1,295,605
3,650,000	OCP SA	5.13%	06/23/2051	2,810,781
2,950,000	Petrobras Global Finance BV	5.50%	06/10/2051	2,294,983
5,700,000	Petroleos del Peru SA	5.63%	06/19/2047	3,598,125
3,700,000	Petroleos Mexicanos	6.38%	01/23/2045	2,494,965
1,800,000	Petroleos Mexicanos	6.75%	09/21/2047	1,232,587
1,600,000	Port Of Spain Waterfront Development	7.88%(a)	02/19/2040	1,589,776
4,200,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	3,108,683
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $58,318,326)			49,942,898

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 24.4%
	ACREC Trust
2,310,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.80%(a)	02/19/2038	2,326,942
	AREIT Ltd.
3,000,000	Series 2024-CRE9-C (1 mo. Term SOFR + 3.09%, 3.09% Floor)	7.41%(a)	05/17/2041	3,006,042
	AREIT Trust
1,930,000	Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)	7.20%(a)	01/20/2037	1,931,494
1,000,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.76%(a)	06/17/2039	1,004,314
4,375,000	Series 2023-CRE8-C (1 mo. Term SOFR + 4.02%, 4.02% Floor)	8.34%(a)	08/17/2041	4,384,380
2,390,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.11%(a)	01/17/2030	2,392,658
	BANK
18,317,000	Series 2018-BN12-XE	1.50%(a)(d)(g)	05/15/2061	699,325
6,978,000	Series 2018-BN12-XF	1.50%(a)(d)(g)	05/15/2061	262,575

Principal Amount $	Security description	Rate	Maturity	Value $
20,061,456	Series 2018-BN12-XG	1.50%(a)(d)(g)	05/15/2061	718,401
18,522,000	Series 2019-BN16-XF	1.14%(a)(d)(g)	02/15/2052	668,978
9,261,000	Series 2019-BN16-XG	1.14%(a)(d)(g)	02/15/2052	331,544
4,631,000	Series 2019-BN16-XH	1.14%(a)(d)(g)	02/15/2052	162,738
6,366,937	Series 2019-BN16-XJ	1.14%(a)(d)(g)	02/15/2052	211,809
21,359,000	Series 2022-BNK43-XD	2.23%(a)(d)(g)	08/15/2055	2,827,765
77,981,645	Series 2023-BNK46-XA	0.62%(d)(g)	08/15/2056	2,872,774
	BANK5 Trust
219,392,103	Series 2023-5YR1-XA	0.27%(d)(g)	04/15/2056	1,710,161
65,071,170	Series 2023-5YR4-XA	1.00%(d)(g)	12/15/2056	2,053,848
	BBCMS Trust
3,000,000	Series 2020-C7-D	3.59%(a)(d)	04/15/2053	1,708,912
	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.43%(a)	03/15/2036	2,741,248
	Benchmark Mortgage Trust
7,464,000	Series 2018-B4-D	2.77%(a)(d)	07/15/2051	6,122,477
12,324,000	Series 2021-B26-XF	1.50%(a)(d)(g)	06/15/2054	871,244
2,890,000	Series 2024-V10-D	4.50%(a)	09/15/2057	2,564,173
	BMO Mortgage Trust
134,042,761	Series 2023-5C1-XA	0.58%(d)(g)	08/15/2056	2,323,323
	BrightSpire Capital, Inc.
3,800,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.13%(a)	08/19/2038	3,790,036
3,106,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.86%(a)	08/19/2037	3,110,957
	BSPDF Issuer Ltd.
2,500,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.18%(a)	10/15/2036	2,461,663
	BSREP Commercial Mortgage Trust
2,155,864	Series 2021-DC-G (1 mo. Term SOFR + 3.96%, 3.85% Floor)	8.28%(a)	08/15/2038	852,428
	BX Trust
2,500,000	Series 2021-VIEW-G (1 mo. Term SOFR + 5.04%, 4.93% Floor)	9.36%(a)	06/15/2036	2,315,370
3,500,000	Series 2022-PSB-E (1 mo. Term SOFR + 6.34%, 6.34% Floor)	10.66%(a)	08/15/2039	3,521,628
	BXMT Ltd.
1,190,000	Series 2020-FL3-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.68%(a)	11/15/2037	1,189,259
	CALI Mortgage Trust
1,547,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.11%(a)	07/15/2041	1,550,915
	Computershare Corporate Trust
2,000,000	Series 2016-C33-D	3.12%(a)	03/15/2059	1,760,422
4,514,242	Series 2016-C34-C	5.05%(d)	06/15/2049	4,308,384
1,814,000	Series 2019-C50-D	3.00%(a)	05/15/2052	1,448,523
	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00%(a)(d)(g)	12/15/2049	243,339
	CSAIL Commercial Mortgage Trust
53,614,029	Series 2017-CX9-XA	0.59%(d)(g)	09/15/2050	460,689
2,500,000	Series 2020-C19-E	2.50%(a)	03/15/2053	781,974
13,238,000	Series 2020-C19-XD	1.12%(a)(d)(g)	03/15/2053	591,363
	CSWF
4,000,000	Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)	7.98%(a)	08/15/2035	3,796,593
	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.64%(a)(d)	06/05/2035	1,951,368
	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70%(a)(d)	05/10/2041	2,798,037

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	9

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security description	Rate	Maturity	Value $
	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38%(a)	12/15/2036	1,756,139
	Great Wolf Trust
2,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.96%(a)	05/15/2041	2,493,162
1,000,000	Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)	7.96%(a)	03/15/2039	1,004,209
	Greystone Commercial Real Estate Notes
2,650,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63%(a)	07/15/2039	2,630,507
	GS Mortgage Securities Corp. II
1,060,000	Series 2010-C1-C	5.64%(a)(d)	08/10/2043	1,048,456
890,000	Series 2014-GC26-D	4.27%(a)(d)	11/10/2047	529,559
1,938,593	Series 2015-GC28-D	4.56%(a)(d)	02/10/2048	1,848,951
7,138,107	Series 2016-GS3-XA	1.18%(d)(g)	10/10/2049	78,243
3,000,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	9.43%(a)	11/15/2036	2,974,207
3,000,000	Series 2021-ARDN-H (1 mo. Term SOFR + 6.05%, 5.93% Floor)	10.37%(a)	11/15/2026	2,971,572
2,000,000	Series 2023-SHIP-D	6.07%(a)(d)	09/10/2038	2,006,584
	HGI CRE CLO Ltd.
1,500,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58%(a)	09/17/2036	1,492,573
1,640,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.88%(a)	09/17/2036	1,630,649
2,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	6.95%(a)	04/20/2037	2,008,642
	HIG RCP LLC
4,000,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93%(a)	09/19/2038	4,046,296
	JP Morgan Chase Commercial Mortgage Securities
4,000,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	8.42%(a)	07/15/2036	2,845,133
4,000,000	Series 2019-MFP-XG	0.50%(a)(d)(g)	07/15/2036	21,551
	JPMBB Commercial Mortgage Securities Trust
4,351,986	Series 2014-C23-XA	0.28%(d)(g)	09/15/2047	44
2,265,000	Series 2015-C27-D	3.79%(a)(d)	02/15/2048	589,830
39,048,037	Series 2015-C32-XA	1.01%(d)(g)	11/15/2048	26,857
	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.45%(d)(g)	05/13/2053	526,686
10,244,000	Series 2020-COR7-XD	1.99%(a)(d)(g)	05/13/2053	827,010
	KREF
3,250,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43%(a)	02/15/2039	3,255,307
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78%(a)	07/15/2036	5,016,050
2,200,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28%(a)	11/15/2038	2,207,500
1,660,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06%(a)	08/17/2042	1,661,768
	MF1 Multifamily Housing Mortgage Loan Trust
770,000	Series 2021-FL5-E (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.43%(a)	07/15/2036	769,207
2,050,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.38%(a)	07/16/2036	2,006,792
2,550,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23%(a)	10/16/2036	2,465,883

Principal Amount $	Security description	Rate	Maturity	Value $
1,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	10.05%(a)	09/17/2037	1,507,002
3,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.09%(a)	10/19/2038	3,017,028
3,016,000	Series 2023-FL12-D (1 mo. Term SOFR + 5.27%, 5.27% Floor)	9.59%(a)	10/19/2038	3,055,657
1,500,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	9.15%(a)	03/19/2039	1,522,247
2,450,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.26%(a)	08/18/2041	2,462,600
1,770,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05%(a)	02/18/2040	1,772,621
	MFT Trust
600,000	Series 2020-ABC-D	3.48%(a)(d)	02/10/2042	350,938
	Morgan Stanley ABS Capital I, Inc.
455,089,370	Series 2022-L8-XA	0.04%(d)(g)	04/15/2055	1,561,002
	Morgan Stanley Bank of America Merrill Lynch Trust
214,281	Series 2014-C16-B	4.22%(d)	06/15/2047	211,935
5,000,000	Series 2015-C27-D	3.24%(a)(d)	12/15/2047	4,594,751
	Morgan Stanley Capital I, Inc.
5,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	8.08%(a)	05/15/2036	17,719
	NYC Commercial Mortgage Trust
1,070,000	Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.86%(a)	02/15/2042	1,063,980
	PFP III Ltd.
1,602,000	Series 2023-10-C (1 mo. Term SOFR + 4.12%, 4.12% Floor)	8.44%(a)	09/16/2038	1,615,418
2,634,186	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	7.31%(a)	09/17/2039	2,639,247
	Ready Capital Corp.
1,250,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.83%(a)	11/25/2036	1,248,741
2,000,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.27%, 4.27% Floor)	8.59%(a)	10/25/2039	2,014,048
3,250,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85%(a)	10/25/2039	3,271,073
2,887,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.60%(a)	10/25/2039	2,906,158
2,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	8.87%(a)	05/25/2038	2,030,252
	SMR Mortgage Trust
4,944,657	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.82%(a)	02/15/2039	4,406,811
	Starwood Property Trust, Inc.
1,750,000	Series 2019-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78%(a)	07/15/2038	1,730,269
2,325,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.30%(a)	11/15/2038	2,279,125
	TPG Real Estate Finance Issuer Ltd.
2,510,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28%(a)	03/15/2038	2,506,840
2,479,500	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.77%(a)	02/15/2039	2,475,709
	UBS Commercial Mortgage Trust
2,500,000	Series 2018-C14-C	5.21%(d)	12/15/2051	2,225,333

10	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

Principal Amount $	Security description	Rate	Maturity	Value $
	UBS-Barclays Commercial Mortgage Trust
3,000,000	Series 2013-C5-C	3.65%(a)(d)	03/10/2046	2,700,929
	Wachovia Bank Commercial Mortgage Trust
3,121,148	Series 2005-C21-E	4.67%(a)(d)	10/15/2044	1,106,501
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $214,633,730)			187,863,374

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1%
	ACE Securities Corp.
8,660,064	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%	10/25/2036	3,277,491
	AMSR Trust
10,000,000	Series 2020-SFR4-G2	4.87%(a)	11/17/2037	9,925,225
	Countrywide Alternative Loan Trust
5,336,731	Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap)	4.97%	08/25/2035	2,718,309
	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	6.33%(a)(d)	05/25/2065	9,896,683
	Fannie Mae Connecticut Avenue Securities
6,268,011	Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	8.55%(a)	07/25/2039	6,466,106
3,375,745	Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)	7.85%(a)	10/25/2039	3,463,921
	Federal National Mortgage Association
8,400,000	Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)	10.54%(a)	11/25/2041	8,832,133
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)	9.70%(a)	01/25/2050	10,161,310
3,000,000	Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)	9.25%(a)	02/25/2050	3,257,488
6,000,000	Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)	9.99%(a)	12/25/2050	6,845,227
22,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	12.05%(a)	03/25/2050	26,435,114
9,750,000	Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)	11.74%(a)	11/25/2050	11,777,721
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	6.90%(a)(d)	09/27/2060	1,520,900
	Homeward Opportunities Fund I Trust
8,000,000	Series 2020-2-B1	5.45%(a)(d)	05/25/2065	8,083,250
	JP Morgan Alternative Loan Trust
6,042,973	Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap)	4.83%	06/25/2037	2,175,386
	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.08%(a)(d)	05/24/2060	3,599,428
2,886,000	Series 2020-NQM2-B2	4.08%(a)(d)	05/24/2060	2,436,913
	TBW Mortgage Backed Pass Through Certificates
4,175,433	Series 2007-2-A1A	5.96%(d)	07/25/2037	1,206,474
	Verus Securitization Trust
5,000,000	Series 2020-4-B2	5.60%(a)(d)	05/25/2065	4,958,228
	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38%(a)(d)	03/25/2065	8,696,875
3,396,000	Series 2020-2-B2	5.16%(a)(d)	04/25/2065	3,239,109
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $133,148,999)			138,973,291

Principal Amount $	Security description	Rate	Maturity	Value $
US CORPORATE BONDS - 18.7%
2,290,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	2,278,441
7,425,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	9.75%(a)	07/15/2027	7,454,224
1,980,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	1,762,915
1,060,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	1,045,727
830,000	Artera Services LLC	8.50%(a)	02/15/2031	775,340
1,570,017	ASP Unifrax Holdings, Inc. 5.85% Cash and 1.25% PIK	7.10%(a)	09/30/2029	777,158
3,580,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	3,361,215
1,710,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	1,776,262
5,105,000	BCPE Empire Holdings, Inc.	7.63%(a)	05/01/2027	5,026,833
1,640,000	Brand Industrial Services, Inc.	10.38%(a)	08/01/2030	1,566,613
1,350,000	Caesars Entertainment, Inc.	8.13%(a)	07/01/2027	1,360,350
5,995,000	Castle US Holding Corp.	9.50%(a)	02/15/2028	2,689,153
690,000	CHS/Community Health Systems, Inc.	10.88%(a)	01/15/2032	680,630
1,925,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	1,592,161
2,335,000	Cobra AcquisitionCo LLC	6.38%(a)	11/01/2029	1,997,215
3,150,000	CommScope LLC	9.50%(a)	12/15/2031	3,247,398
1,580,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	1,316,164
1,695,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	1,746,355
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	3,800,295
1,580,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00%(a)	02/15/2031	1,518,460
1,175,000	DISH DBS Corp.	5.75%(a)	12/01/2028	993,136
2,005,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	1,527,138
1,580,000	EchoStar Corp.	10.75%	11/30/2029	1,661,612
5,483,000	Embarq LLC	8.00%	06/01/2036	2,154,326
3,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	3,073,012
1,400,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	1,369,123
1,655,000	Frontier Communications Holdings LLC	8.63%(a)	03/15/2031	1,764,420
1,640,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	1,622,243
335,000	GrafTech Global Enterprises, Inc.	9.88%(a)	12/23/2029	264,650
1,675,000	Gray Media, Inc.	10.50%(a)	07/15/2029	1,746,657
3,400,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75%(a)	05/01/2029	3,387,209
965,000	Hightower Holding LLC	6.75%(a)	04/15/2029	936,541
1,285,000	Hightower Holding LLC	9.13%(a)	01/31/2030	1,323,510
3,580,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	3,562,417
1,110,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	1,096,615
1,353,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	1,153,810
3,360,000	Level 3 Financing, Inc.	10.50%(a)	04/15/2029	3,712,800
1,545,000	LifePoint Health, Inc.	11.00%(a)	10/15/2030	1,681,515
3,100,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	2,960,996
1,370,000	Lions Gate Capital Holdings LLC	5.50%(a)	04/15/2029	1,116,837
1,845,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	1,592,476
2,200,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	1,521,295
1,155,000	Michaels Cos., Inc.	7.88%(a)	05/01/2029	618,487
750,000	ModivCare, Inc.	5.00%(a)	10/01/2029	203,678
915,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	795,397
4,395,000	Newfold Digital Holdings Group, Inc.	6.00%(a)	02/15/2029	2,505,150
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38%(a)	02/15/2032	1,991,668
250,000	Olympus Water US Holding Corp.	6.25%(a)	10/01/2029	219,664
1,030,000	OneMain Finance Corp.	9.00%	01/15/2029	1,081,676
4,700,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%(a)	02/15/2029	4,319,838
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88%(a)	09/01/2031	1,178,138
4,608,129	Radiology Partners, Inc. 9.78% PIK	9.78%(a)	02/15/2030	4,291,320

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	11

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security description	Rate	Maturity	Value $
2,303,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	2,280,771
1,039,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	1,050,457
955,000	Staples, Inc.	10.75%(a)	09/01/2029	863,979
4,170,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	1,894,095
3,410,000	TKC Holdings, Inc.	10.50%(a)	05/15/2029	3,411,833
885,000	TMS International Corp./DE	6.25%(a)	04/15/2029	824,915
4,130,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	4,434,699
2,985,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	2,952,198
2,460,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	6.50%(a)	02/15/2029	2,213,169
3,190,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	3,120,154
845,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	857,596
840,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	890,463
1,050,000	Vibrantz Technologies, Inc.	9.00%(a)	02/15/2030	856,927
3,440,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	3,552,594
4,885,000	Viking Cruises Ltd.	9.13%(a)	07/15/2031	5,222,094
2,545,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	2,371,657
899,745	Vortex Opco LLC	8.00%(a)	04/30/2030	215,939
206,640	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54%(a)	04/30/2030	204,573
3,280,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	3,332,713
	Total US Corporate Bonds (Cost $159,461,926)			143,751,089

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.2%
	Federal Home Loan Mortgage Corp.
5,957,430	Series 313-S1Pool S1-3249 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.44%(g)(h)	09/15/2043	554,781
1,963,755	Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.04%(g)(h)	02/15/2042	226,643
2,769,080	Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.53%(g)(h)	11/15/2040	201,960
4,586,555	Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.69%(g)(h)	10/15/2042	510,229
2,482,889	Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(g)(h)	01/15/2047	281,368
6,891,827	Series 4863-IA	4.50%(g)	03/15/2045	853,181
14,561,441	Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)	1.76%(g)(h)	08/25/2050	2,250,976
	Federal National Mortgage Association
6,062,418	Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(g)(h)	11/25/2042	756,443
7,515,689	Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(g)(h)	08/25/2042	759,687
4,212,022	Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(g)(h)	09/25/2047	452,980
5,735,669	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.60%(g)(h)	06/25/2049	606,464
41,525,089	Series 2019-M26-X1	0.60%(d)(g)	03/25/2030	788,603
	FREMF Mortgage Trust
2,765,578	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.27%(a)	11/25/2028	2,459,533
7,444,421	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.47%(a)	10/25/2029	7,195,364
	Government National Mortgage Association
8,949,523	Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17%(g)(h)	02/20/2045	868,985

Principal Amount $	Security description	Rate	Maturity	Value $
4,892,823	Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62%(g)(h)	04/20/2048	528,557
5,871,947	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.94%(g)(h)	07/20/2044	449,759
10,098,152	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17%(g)(h)	07/16/2045	789,901
3,923,551	Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67%(g)(h)	09/20/2047	484,943
22,660,986	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(g)(h)	06/20/2051	232,286
30,993,556	Series 2021-H04-BI	1.09%(d)(g)	02/01/2071	1,900,596
31,688,092	Series 2021-H07-AI	1.33%(d)(g)	05/20/2071	1,740,611
	Total US Government and Agency Mortgage Backed Obligations (Cost $30,026,778)			24,893,850

Shares
COMMON STOCKS - 0.0%(i)
62,660	JOANN, Inc.(c)(j)	—
105,809	Oi SA(c)	52,904
12,858	Riverbed - Class B(c)(j)	1,672
4,893	Stichting Administratiekantoor ADR(c)(j)	—
1,800	Stichting Administratiekantoor Unigel Creditors(c)(j)	—
	Total Common Stocks (Cost $–)	54,576

Principal Amount $
ESCROW NOTES - 0.1%
4,600,000	Credito Real SAB de CV SOFOM ER(j)	585,856
	Total Escrow Notes (Cost $4,404,302)	585,856

Shares
PREFERRED STOCKS - 1.4%
430,000	AGNC Investment Corp. Series F (1 yr. RFUCCT + 4.70%)(f)		10,861,800
	Total Preferred Stocks (Cost $9,302,263)		10,861,800

REAL ESTATE INVESTMENT TRUSTS - 0.8%
650,000	AGNC Investment Corp.		6,227,000
	Total Real Estate Investment Trusts (Cost $6,489,784)		6,227,000

SHORT TERM INVESTMENTS - 1.8%
4,587,973	First American Government Obligations Fund - U	4.29%(k)	4,587,973
4,587,973	JPMorgan US Government Money Market Fund - IM	4.31%(k)	4,587,973
4,587,973	MSILF Government Portfolio - Institutional	4.27%(k)	4,587,973
	Total Short Term Investments (Cost $13,763,919)		13,763,919
	Total Investments - 119.1%(l) (Cost $995,370,985)		917,037,198
	Other Liabilities in Excess of Assets - (19.1)%		(146,981,665)
	NET ASSETS - 100.0%		$770,055,533

12	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2025

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	24.4%
US Corporate Bonds	18.7%
Non-Agency Residential Collateralized Mortgage Obligations	18.1%
Bank Loans	17.5%
Foreign Corporate Bonds	12.4%
Collateralized Loan Obligations	11.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.5%
US Government and Agency Mortgage Backed Obligations	3.2%
Asset Backed Obligations	2.3%
Short Term Investments	1.8%
Preferred Stocks	1.4%
Real Estate Investment Trusts	0.8%
Escrow Notes	0.1%
Common Stocks	0.0%(i)
Other Assets and Liabilities	(19.1)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	24.4%
Non-Agency Residential Collateralized Mortgage Obligations	18.1%
Collateralized Loan Obligations	11.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.3%
Energy	4.2%
Electronics/Electric	3.7%
Transportation	3.7%
Media	3.6%
Commercial Services	3.5%
Healthcare	3.5%
US Government and Agency Mortgage Backed Obligations	3.2%
Chemicals/Plastics	3.1%
Technology	2.7%
Retailers (other than Food/Drug)	2.4%
Asset Backed Obligations	2.3%
Real Estate	2.2%
Utilities	2.0%
Finance	1.9%
Short Term Investments	1.8%
Telecommunications	1.6%
Consumer Products	1.6%
Hotels/Motels/Inns and Casinos	1.6%
Industrial Equipment	1.4%
Leisure	1.1%
Mining	1.0%
Chemical Products	1.0%
Automotive	0.9%
Containers and Glass Products	0.8%
Building and Development (including Steel/Metals)	0.8%
Food Products	0.7%
Construction	0.7%
Diversified Manufacturing	0.6%
Pharmaceuticals	0.6%
Business Equipment and Services	0.6%
Insurance	0.5%
Food Service	0.4%
Pulp & Paper	0.4%
Consumer Staples	0.1%
Aerospace & Defense	0.1%
Escrow Notes	0.1%
Other Assets and Liabilities	(19.1)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	13

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $594,478,139 or 77.2% of the Fund’s net assets.

(b)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Represents less than 0.05% of net assets.
(j)	Non-income producing security.
(k)	Seven-day yield as of period end.
(l)
Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender. See Note 8.

CMT	Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
10 Year U.S. Ultra Treasury Notes	Long	275	6/18/2025	$30,751,182	$633,192
U.S. Treasury 2 Year Notes	Long	200	6/30/2025	41,180,086	254,290
					$887,482

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
14	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	(Unaudited) March 31, 2025

ASSETS:
Investments in Unaffiliated Securities, at Value*	$903,273,279
Short Term Investments*	13,763,919
Cash	3,524,351
Interest and Dividends Receivable	10,114,139
Receivable for Investments Sold	4,903,128
Deposit at Broker for Futures	941,250
Receivable for Fund Shares Sold	311,316
Prepaid Expenses and Other Assets	45,311
Variation Margin Receivable	24,219
Total Assets	936,900,912
LIABILITIES:
Loan Payable (See Note 8)	153,000,000
Payable for Investments Purchased	11,372,348
Investment Advisory Fees Payable	1,070,761
Interest Expense Payable	798,536
Professional Fees Payable	204,879
Administration, Fund Accounting and Custodian Fees Payable	190,965
Accrued Expenses	156,688
Trustees Fees Payable (See Note 6)	50,919
Transfer Agent Expenses Payable	283
Total Liabilities	166,845,379
Commitments and Contingencies (See Note 2, Note 7 and Note 8)
Net Assets	$770,055,533
NET ASSETS CONSISTS OF:
Capital Stock ($0.00001 par value)	$485
Paid-in Capital	958,660,597
Total Distributable Loss	(188,605,549)
Net Assets	$770,055,533
*Identified Cost:
Investments in Unaffiliated Securities	$981,607,066
Short Term Investments	13,763,919
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	48,490,382
Net Asset Value Per Share	$15.88

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	15

Statement of Operations	(Unaudited) For the Period Ended March 31, 2025

INVESTMENT INCOME
Income:
Interest	$42,316,189
Dividends from Unaffiliated Securities	797,230
Total Investment Income	43,113,419
Expenses:
Investment Advisory Fees	6,388,580
Interest Expense	4,971,885
Administration, Fund Accounting and Custodian Fees	184,300
Professional Fees	131,049
Miscellaneous Expenses	122,124
Shareholder Reporting Expenses	80,094
Trustees Fees	70,362
Registration Fees	23,284
Insurance Expenses	11,043
Transfer Agent Expenses	17
Total Expenses	11,982,738
Net Investment Income (Loss)	31,130,681
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(13,033,475)
Foreign Currency	143
Futures	(1,861,774)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	(4,627,320)
Futures	907,415
Net Realized and Unrealized Gain (Loss) on Investments	(18,615,011)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,515,670

16	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS
Net Investment Income (Loss)	$31,130,681	$63,517,232
Net Realized Gain (Loss) on Investments	(14,895,106)	(21,219,005)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,719,905)	90,280,847
Net Increase (Decrease) in Net Assets Resulting from Operations	12,515,670	132,579,074
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(36,705,082)	(70,172,952)
Total Distributions to Shareholders	(36,705,082)	(70,172,952)
NET SHARE TRANSACTIONS
Proceeds from Issuance of common shares in connection with the shelf offering	4,975,650	2,785,831
Commissions and offering expenses associated with the issuance of common shares in connection with the shelf offering	(49,961)	(25,837)
Issuance of common shares from reinvestment of distributions	743,317	413,919
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	5,669,006	3,173,913
Total Increase (Decrease) in Net Assets	$(18,520,406)	$65,580,035
NET ASSETS:
Beginning of Period	$788,575,939	$722,995,904
End of Period	$770,055,533	$788,575,939

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	17

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2025

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,515,670
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(137,761,738)
Proceeds from Disposition of Long Term Investments	177,861,622
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(11,697,758)
Net Amortization (Accretion of Premiums/Discounts and Other Cost Adjustments	468,769
Net Realized (Gain) Loss on:
Investments on Unaffiliated Securities	13,033,475
Net Change in Unrealized Depreciation (Appreciation) on:
Investments on Unaffiliated Securities	4,627,320
(Increase) Decrease in:
Interest and Dividends Receivable	2,216,990
Receivable for Investments Sold	(1,967,248)
Prepaid Expenses and Other Assets	9,143
Receivable for Variation Margin	(24,219)
Increase (Decrease) in:
Payable for Variation Margin	(141,797)
Payable for Investments Purchased	(243,529)
Investment Advisory Fees Payable	6,443
Interest Expense Payable	(144,533)
Trustees Fees Payable	(2,587)
Transfer Agent Expenses Payable	283
Administration, Fund Accounting and Custodian Fees Payable	(28,912)
Accrued Expenses	64,933
Professional Fees Payable	(74,791)
Net Cash Provided By (Used In) Operating Activities	58,717,536
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Distributions Paid to Common Stockholders	(35,961,765)
Issuance of shares, net of fees	4,860,650
Increase in borrowings	10,000,000
Decrease in borrowings	(35,000,000)
Net Cash Provided By (Used In) Financing Activities	(56,101,115)
NET CHANGE IN CASH
Cash at Beginning of Period	1,849,180
Cash at End of Period	$4,465,601
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION:
Additional Paid-In Captial from Dividend Reinvestment	$743,317
Cash Paid for Interest on Loan Outstanding	$5,116,418
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF THE PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES:
Cash	$3,524,351
Deposit at Broker for Futures	941,250
Cash at End of Period	$4,465,601

18	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2020(a)
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.38	$15.08	$15.22	$20.22	$19.09	$20.00
Income (Loss) from Investments Operations:
Net Investment Income (loss)(b)	0.64	1.32	1.29	1.27	1.27	0.55
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.38)	1.44	(0.03)	(4.87)	1.26	(0.76)
Total from Investment Operations	0.26	2.76	1.26	(3.60)	2.53	(0.21)
Less Distributions:
Distributions from Net investment Income	(0.76)	(1.46)	(1.40)	(1.34)	(1.40)	(0.57)
Return of Capital	—	—	—	(0.06)	—(c)	(0.13)
Total Distributions	(0.76)	(1.46)	(1.40)	(1.40)	(1.40)	(0.70)
Proceeds from Issuance of Common Shares:
Premiums less commissions and offering costs on issuance of common shares (See Note 12)	—(c)(d)	—(c)(d)	—	—	—	—
Total capital stock transactions	—(c)(d)	—(c)(d)	—	—	—	—
Net Asset Value, End of Period	$15.88	$16.38	$15.08	$15.22	$20.22	$19.09
Market Price, End of Period	$16.10	$16.59	$14.73	$13.49	$19.11	$18.29
Total Return on Net Asset Value(e)	1.63%(f)	19.15%	8.63%	(18.63)%	13.53%	(0.83)%(f)
Total Return on Market Price(g)	1.73%(f)	23.75%	20.50%	(23.13)%	12.36%	(4.95)%(f)
Supplemental Data and Ratios:
Net Assets, End of Period (000’s)	$770,056	$788,576	$722,996	$729,926	$969,487	$915,498
Ratios to Average Net Assets:
Expenses, including interest expense	3.09%(h)	3.46%	3.42%	2.60%	2.22%	1.86%(h)
Net Investment Income (Loss)	8.02%(h)	8.37%	8.52%	7.01%	6.30%	5.11%(h)
Portfolio Turnover Rate	15%(f)	33%	14%	19%	44%	16%(f)

(a)	Commenced operations on February 26, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)
Represents the premium on the at the market offering of $0.001 and $0.001 per share less underwriting and offering costs of $0.001 and $0.001 per share for the periods ended March 31, 2025 and September 30, 2024, respectively.

(e)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.

(f)	Not Annualized
(g)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(h)	Annualized
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2025	19

Notes to Financial Statements	(Unaudited) March 31, 2025
1. Organization
DoubleLine Yield Opportunities Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.
The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.
The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2025 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
20	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2025

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Semi-Annual Report	March 31, 2025	21

Notes to Financial Statements (Cont.)
The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of March 31, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$13,763,919
Preferred Stocks	10,861,800
Real Estate Investment Trusts	6,227,000
Total Level 1	30,852,719

Level 2
Non-Agency Commercial Mortgage Backed Obligations	$187,863,374
US Corporate Bonds	143,751,089
Non-Agency Residential Collateralized Mortgage Obligations	138,973,291
Bank Loans	135,101,172
Foreign Corporate Bonds	95,270,463
Collateralized Loan Obligations	90,139,559
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	49,942,898
US Government and Agency Mortgage Backed Obligations	24,893,850
Asset Backed Obligations	16,728,345
Escrow Notes	585,856
Total Level 2	883,249,897

Level 3
Collateralized Loan Obligations	$1,722,030
Asset Backed Obligations	1,157,976
Common Stocks	54,576
Total Level 3	2,934,582
Total	$917,037,198
Other Financial Instruments
Level 1
Futures Contract	$887,482
Total Level 1	887,482
Level 2	—
Level 3	—
Total	$887,482

See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts, the State of Florida and the State of California. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances.
22	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2025
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.
G. Unfunded Loan Commitments The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2025, the Fund did not have any unfunded positions.
The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically, the borrower is not economically incented to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2025, the Fund had no outstanding bridge loan commitments.
H. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.35% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company LLC, a wholly owned subsidiary of the Adviser, owned 7,678 shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
Semi-Annual Report	March 31, 2025	23

Notes to Financial Statements (Cont.)
4. Purchases and Sales of Securities
For the period ended March 31, 2025, purchases and sales of investments, excluding U.S. Government securities and short term investments, were $137,761,738 and $177,861,622, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) during the period.
5. Share Transactions
Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Shares Sold (net of fees)	304,852	$4,925,689	168,215	$2,759,994
Reinvested Dividends	46,181	743,317	25,355	413,919
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	351,033	$5,669,006	193,570	$3,173,913

6. Renumeration Paid to Trustees, Officers and Others
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $70,362 from the Fund for the period ended March 31, 2025. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $70,362 which includes $69,790 in current fees (either paid in cash or deferred) and an increase of $572 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
7. Bank Loans
The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked to market daily and no income accrues to the Fund prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
8. Credit Facility
U.S. Bank, National Association (the “Bank”) has made available to the Fund a $225,000,000 revolving unsecured credit facility. Under the terms of the agreement, interest is charged at the rate of one-month daily SOFR plus 0.10% plus 1.15% (applicable margin), subject to certain conditions that may cause the rate of interest to increase. This rate represents a floating rate of interest that may change over time.
The Fund will also be responsible for paying a non-usage fee (“commitment fee”) of 0.25% if the exposure is less than 75% of the commitment amount and 0.125% if the exposure is 75% or greater of the commitment amount. The credit facility will terminate by the earlier of February 23, 2026 or the date the committed amount is reduced to $0, but is also subject to earlier termination in accordance with its terms. The Fund pledges its assets as collateral to secure obligations under the credit facility. The Fund retains the risk and rewards of the ownership of assets pledged to secure obligations under the credit facility. The Fund is subject to various
24	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2025
restrictive covenants in its credit facility. If the Fund fails to meet or satisfy any of these covenants, the Fund may be in default under the agreements governing the credit facility, and its lenders could elect to accelerate the Fund’s obligation to repurchase certain assets, declare outstanding amounts due and payable, terminate their commitments, require the posting of additional collateral or enforce their rights against existing collateral.
As of March 31, 2025, the amount of total outstanding borrowings was $153,000,000 which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy.
For the period ended March 31, 2025, the Fund’s activity under the credit facility was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate
$ 225,000,000	$170,197,802	$183,000,000	$4,921,489	$50,396	5.71%

9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Fund’s use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Fund’s Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Fund’s Statement of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2025 is as follows:

Average Market Value
Futures Contracts - Long	$160,364

Futures Contracts Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Fund’s Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Fund. The variation margin is recorded on the Fund’s Statement of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Fund’s Statement of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.
The Fund’s derivative instrument holdings are summarized in the following tables.
The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of March 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location	Interest Rate Risk
Net Unrealized Appreciation (Depreciation) on:
Futures	$887,482

Semi-Annual Report	March 31, 2025	25

Notes to Financial Statements (Cont.)
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments
Statements of Operations Location	Interest Rate Risk
Net Realized Gain (Loss) on:
Futures	$ (1,861,774)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures	$907,415

10. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.
•
Market discount risk: The price of the Fund’s common shares will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

•
Limited term and tender offer risk: Unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes a tender offer and converts to perpetual existence, the Fund will terminate on or about February 25, 2032 (the “Dissolution Date”). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money.

•
Leverage risk: Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the NAV and market price of the Common Shares and the investment return to Common Shareholders will likely be more volatile. There can be no assurance that a leveraging strategy will be used by the Fund or that it will be successful.

•	Liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
•
Portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•
Valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value. The valuation of the Fund’s investments involves subjective judgment and some valuations may involve assumptions, projections, opinions, discount rates, estimated data points and other uncertain or subjective amounts, all of which may prove inaccurate. In addition, the valuation of certain investments held by the Fund may involve the significant use of unobservable and non-market inputs. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility.

•
Investment and market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter markets, like other market investments, may move up or down, sometimes rapidly and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. The U.S. government and the U.S. Federal Reserve, as well as

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(Unaudited) March 31, 2025
certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
•
Credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

•
Interest rate risk: Interest rate risk is the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•	Debt securities risk: In addition to certain of the other risks described herein such as interest rate risk and credit risk, debt securities generally also are subject to the following risks:
•
Redemption risk: Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

•
Extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

•
Spread risk: Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

•
Limited voting rights: Debt securities typically do not provide any voting rights, except in some cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

•
Prepayment/reinvestment risk: the risk that income may decline when the Fund invests proceeds from investment income, sales of portfolio securities or matured, traded, pre-paid or called debt obligations, negatively effecting dividend levels and market price, NAV and/or overall return of the common shares.

•
Mortgage-backed securities risks: include the risks that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.

Semi-Annual Report	March 31, 2025	27

Notes to Financial Statements (Cont.)
•
Foreign investment risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•	Foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
•
Emerging markets risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

•
Collateralized debt obligations (“CDOs”) risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•
Asset-backed securities investment risk: Asset-backed securities involve the risk that borrowers may default on the obligations backing them and that the values of and interest earned on such investments will decline as a result. Loans made to lower quality borrowers, including those of sub-prime quality, involve a higher risk of default.

•
Credit default swaps risk: Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer of a credit default swap will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).

•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities.

•
Sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.

•
Loan risk: the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public

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(Unaudited) March 31, 2025
information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund as holder of a partial interest in a loan could be held liable as co-lender for acts of the agent lender.
•
Below investment grade/high yield securities risk: Debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity.

•
Defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties.

•
Real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.

•
Derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Counterparty risk: the risk that the Fund will be subject to credit risk presented with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

Semi-Annual Report	March 31, 2025	29

Notes to Financial Statements (Cont.)
•
Unrated securities risk: Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating and value. Some or all of the unrated instruments in which the Fund may invest will involve credit risk comparable to or greater than that of rated debt securities of below investment grade quality.

•
Structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase the Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.

•
Issuer risk: Issuer risk is the risk that the market price of securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting securities markets generally, particular industries represented in those markets, or the issuer itself.

•
Market disruption and geopolitical risk: The risk that markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.

•
Tax risk: to qualify as a regulated investment company under the Internal Revenue Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments do not give rise to qualifying income for this purpose. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•
Operational and Information Security Risks: An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

11. Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted.
30	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2025
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund's president and principal executive officer, and the Fund's treasurer and principal financial and accounting officer, who together serve as the CODM, and are consistent with the information presented in the financial statements and financial highlights. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
12. Common Shares Offering
The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).
On September 29, 2023, the Securities and Exchange Commission declared effective a registration statement relating to an offering of the Common Shares and filed using the “shelf” registration process (the “Shelf Registration”). The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement agent agreement (the “Sub-Placement Agent Agreement”) with UBS Securities LLC (the “Sub-Placement Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the Sub-Placement Agent Agreement, the Fund may offer Common Shares having a value of up to $250,000,000, par value $0.00001 per share, from time to time through Foreside and the Sub-Placement Agent, as its agents for the offer and sale of the Common Shares. As of March 31, 2025, the Fund had sold 473,067 Common Shares, which represents a value of $7,764,635, pursuant to the Shelf Registration.
Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in its Shelf Registration.
13. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Since the period ended March 31, 2025, through the date of issuance, the Fund had sold 49,000 Common Shares, which represents a value of $787,882 pursuant to the Shelf Registration outlined in Note 12. The Fund has determined there are no additional subsequent events that would need to be disclosed in the Fund’s financial statements.
Semi-Annual Report	March 31, 2025	31

Distribution Information	(Unaudited) March 31, 2025
For purposes of Section 19 of the 1940 Act, the Fund estimated the periodic sources of any dividends paid during the period covered by this report. Pursuant to Rule 19a-1(e) under the 1940 Act, the table below sets forth the source information for dividends paid during the six-month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the 1940 Act. The information below is not provided for U.S. federal income tax reporting purposes. The final tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

DoubleLine Yield Opportunities Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)
October 2024	$0.1139	$0.000	$0.0028	$0.1167
November 2024	$0.1167	$0.000	$0.0000	$0.1167
December 2024	$0.1767	$0.000	$0.0000	$0.1767
January 2025	$0.0988	$0.000	$0.0179	$0.1167
February 2025	$0.1034	$0.000	$0.0133	$0.1167
March 2025	$0.1036	$0.000	$0.0131	$0.1167

*
The source of dividends provided in the table may differ, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.
32	DoubleLine Yield Opportunities Fund

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2025
At a meeting held in February 2025 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above (each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate (with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year, three-year (where applicable), five-year (where applicable), and ten-year (where applicable) periods ended October 31, 2024, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2025 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their Morningstar categories.
Semi-Annual Report	March 31, 2025	33

(Unaudited) March 31, 2025
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2024 presented in the ISS MI Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their Morningstar categories for the five-year and/or ten-year (where applicable) periods ended October 31, 2024, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, and DoubleLine Selective Credit Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year and/or three-year periods ended October 31, 2024, notwithstanding, in some cases, other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Total Return Bond Fund and DoubleLine Income Fund. In each instance where a Fund exhibited relative underperformance over the one-year, three-year, five-year (as applicable), and/or ten-year (as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE®, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Global Bond Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Floating Rate Fund, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories , among other things, contributed to relative underperformance over different periods. The Trustees also considered that, although the liquidation of the DoubleLine Multi-Asset Trend Fund was expected to take place on or about February 28, 2025, the renewal of applicable advisory and other arrangements for the DoubleLine Multi-Asset Trend Fund was proposed in order to ensure continuity of services to the extent that the liquidation occurs on a date later than currently anticipated.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but four of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that, among those four mutual funds, the DoubleLine Total Return Bond Fund had a net total expense ratio within five basis points of the median of its peer group and strong relative performance over recent periods ended October 31, 2024 shown in the ISS MI reports. In the case of DoubleLine Emerging Markets Fixed Income Fund, the Trustees noted that the Fund outperformed the median of its Morningstar categories over the one-year, three-year, five-year, and ten-year periods. In the case of DoubleLine Strategic Commodity Fund, the Trustees considered that the Fund’s net management fee is higher than the median but is more than four basis points below the highest net management in its peer group. In the case of DoubleLine Infrastructure Income Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt, as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. They noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of the DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Infrastructure Income Fund. The Trustees discussed with management the reasons for the high relative total expenses compared to these Funds’ expense peers. In all cases, the Trustees considered each Fund’s net management fees in light of that Fund’s historical performance net of expenses. The Trustees noted that none of the mutual funds, other than the DoubleLine Infrastructure Income Fund for the reasons noted above, had the highest net management fee in its peer group. The Trustees also noted that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost service provider. The Trustees considered DoubleLine’s historical belief that the differences between the DoubleLine Infrastructure Income Fund and DoubleLine Long Duration Total Return Bond Fund and their peers should be considered in evaluating relative performance or net management fees. In light of all of the above and the other factors considered, the Trustees determined, on the basis of all of the information available to them, that each Fund’s fees under its Advisory Agreement were fair and reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the mutual funds.
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Core Bond ETF and DoubleLine Shiller CAPE® U.S. Equities ETF commenced investment operations on March 31, 2022, that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced investment operations on March 31, 2023, and that DoubleLine Commodity Strategy ETF and DoubleLine Fortune 500 Equal Weight ETF commenced investment operations on January 31, 2024. The Trustees noted that providing each Fund’s portfolio management team sufficient time to establish a more significant performance history supported renewal of those Advisory Agreements. The Trustees also considered that performance since inception for each ETF was within Management’s expectations and
34	DoubleLine Yield Opportunities Fund

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
the Trustees considered Management’s explanation of any relative underperformance, including with respect to DoubleLine Commodity Strategy ETF, DoubleLine Fortune 500 Equal Weight ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF. On the basis of all of these factors, the Trustees determined that the performance records of the ETFs to date supported the continuance of the Advisory Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses). The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Commercial Real Estate ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Opportunistic Core Bond ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Commodity Strategy ETF and DoubleLine Mortgage ETF, the Trustees noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group. The Trustees determined, on the basis of all of the information available to them, that each ETF’s fees under its Advisory Agreement were reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the ETFs.
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either slightly above (three basis points) or below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the three-year, five-year and ten-year periods ended October 31, 2024 and noted the Fund’s stronger more recent performance, with the Fund performing in the first quartile of its Morningstar category for the one-year period ended October 31, 2024 and the Fund outperforming its benchmark for the one-year, three-year, five-year, and ten-year periods ended October 31, 2024.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS MI Reports to be in the fourth quartile of the Fund’s expense group on a net assets basis and on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its Morningstar category for the one-year period ended October 31, 2024, though the Fund had performed in the third quartile for the three- and ten-year periods ended October 31, 2024 and in the fourth quartile for the five-year period ended October 31, 2024. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods shown in the ISS MI Reports.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year period ended October 31, 2024, with the Fund performing in the second quartile of its Morningstar category. They noted that the Fund performed in the third quartile for the three-year period ended October 31, 2024, though it had outperformed its benchmark index over one- and three-year periods ended October 31, 2024. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a
Semi-Annual Report	March 31, 2025	35

(Unaudited) March 31, 2025
number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the third quartile and within six basis points of the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, the Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine was profitable in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable) and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds.
36	DoubleLine Yield Opportunities Fund

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.
At meetings held in November of 2024 and February of 2025, the Board of Trustees of DoubleLine ETF Trust approved the investment advisory arrangements of DoubleLine Multi-Sector Income ETF and DoubleLine Asset-Backed Securities ETF, respectively.
At the November 2024 meeting of the Board of Trustees (the “Trustees”) of DoubleLine ETF Trust (the “Trust”), the Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) voting separately, approved the Investment Management Agreement (the “Multi-Sector Income ETF Advisory Agreement”) between the Trust, on behalf of DoubleLine Multi-Sector Income ETF (the “Multi-Sector Income ETF”), and DoubleLine ETF Adviser LP (“ETF Adviser”). At the February 2025 meeting of the Trustees, the Trustees, including the Independent Trustees voting separately, approved the Investment Management Agreement (the “Asset-Backed Securities ETF Advisory Agreement” and together with the Multi-Sector Income ETF Advisory Agreement, each, an “Advisory Agreement” and together, the “Advisory Agreements”) between the Trust, on behalf of DoubleLine Asset-Backed Securities ETF (“Asset-Backed Securities ETF” and together with the Multi-Sector Income ETF, each, a “Fund” and together, the “Funds”), and ETF Adviser. This summary describes a number, but not necessarily all, of the most important factors considered by the Trustees and the Independent Trustees. In this summary, the Advisory Agreements are sometimes referred to together as the “Agreements”; ETF Adviser is sometimes referred to as the “Adviser” or “DoubleLine.”
The Trustees considered a wide range of materials, including information provided to the Trustees in connection with their duties as Trustees of the other exchange-traded funds (“ETFs”) within the Trust and in connection with their consideration of the renewal of the advisory contracts between the ETF Adviser and certain other ETFs within the Trust. The Trustees noted that their deliberations and conclusions were informed, at least in part, by their other recent or contemporaneous deliberations, as well as the information
Semi-Annual Report	March 31, 2025	37

(Unaudited) March 31, 2025
gathered over the course of the year. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In all of their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees’ determination to approve the Agreements was based on an evaluation of all of the information provided to them. The Trustees noted that the non-fee terms of the Agreements were substantially the same as those of the investment management agreements in effect for the most recently launched ETFs within the Trust. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including among others Mr. Jeffrey Gundlach, managing other products, including mutual funds and ETFs, and the strong investor interest in products managed by DoubleLine.
The Trustees considered that the investment strategy of the Multi-Sector Income ETF would involve flexible asset allocation among various sectors of the fixed income markets and that this investment approach would entail management of assets classes in which other DoubleLine funds invest, including DoubleLine Flexible Income Fund. With respect to the Asset-Backed Securities ETF, the Trustees considered that the Fund generally will invest at least 80% of its net assets in asset-backed securities (“ABS”) of any kind, an asset class that DoubleLine manages in a number of other mutual funds and ETFs. The Trustees also considered that there are limited to no competitor funds investing primarily in ABS, and the portfolio management team’s significant experience investing in ABS. With respect to both Funds, the Trustees considered the qualifications, experience, and responsibilities of the proposed portfolio management team of each Fund and other key personnel who would be involved in the day-to-day investment activities of the Funds. The Trustees considered ETF Adviser’s experience in managing fixed income portfolios and in managing similar products, generally.
The Trustees considered that the Adviser would provide a variety of services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, liquidity monitoring services, capital markets services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees also considered the nature, extent, and structure of the compliance procedures and the trading capabilities of ETF Adviser. The Trustees concluded that it appeared that the Adviser would have, or have available to it, sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform their duties under the proposed Agreements and that the nature, overall quality, and extent of the management services to be provided to each Fund appeared likely to be satisfactory and reliable. They also considered the possible effects of adding additional ETFs to the Trust on the capacities of ETF Adviser.
The Trustees considered the proposed structure and level of the advisory fee to be paid under the Advisory Agreements. The Trustees considered comparative expense information provided by ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”). In reviewing the reports prepared by ISS MI (the “ISS MI Reports”), the Trustees also considered each Fund’s unitary fee structure and the structures of the fees of the peers presented for their consideration.
With respect to the Multi-Sector Income ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was at the peer group median. With respect to the Asset-Backed Securities ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was in the second quartile of the peer group and below the peer group median.
Consistent with general ETF industry practice, the Trustees noted the Funds’ proposed “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees considered that the Adviser would pay all operating expenses of the Funds, except for, among others: (i) management fees; (ii) interest expenses; (iii) dividends and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund fees and expenses; (vii) accrued deferred tax liabilities; (viii) distribution fees or expenses; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees reviewed information they had received regarding general estimates of the Adviser’s profitability from managing a new Fund during the proposed initial term, taking into account among other things information about both the direct and the indirect benefits to the Adviser. The Trustees considered information provided by the Adviser as to the methods it uses, and the assumptions it makes, in estimating and projecting profitability. The Trustees also considered in this regard the Adviser’s significant investment in sponsoring, forming and registering each Fund during its start-up period and the related risks of those activities. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds,
38	DoubleLine Yield Opportunities Fund

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds. The Trustees considered DoubleLine’s approach to advisory fees generally, including proposing advisory fees for each Fund designed to cause each Fund to have a competitive fee structure even at low asset levels and that, in DoubleLine’s belief, the proposed advisory fees reflected reasonably foreseeable economies of scale that the Adviser might experience as each Fund’s assets grow at least through the proposed initial term. In light of all of the information evaluated, including relevant information received from the Adviser in prior meetings concerning other funds within the Trust, the Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive during the proposed initial term.
On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreements for the proposed initial term.
Semi-Annual Report	March 31, 2025	39

(Unaudited) March 31, 2025
Portfolio Managers
The portfolio managers of the Fund are Jeffrey E. Gundlach (since the Fund’s inception) and Jeffrey J. Sherman (since the Fund’s inception). Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Information About Proxy Voting
Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) or emailing fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.
A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311) or emailing fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.
Information About Portfolio Holdings
The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual Report, Semi-Annual Report and Part F of Form N-PORT filings on the Fund’s website.
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, the Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.
Fund Certification
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.
Proxy Results
The Annual Meeting of Shareholders was held on February 19, 2025 for shareholders of record as of the close of business on December 20, 2024 to re-elect Joseph J. Ciprari, a Class II trustee nominee, and to elect William A. Odell, a Class II trustee nominee. Mr. Ciprari was elected with 15,666,015 affirmative votes and 20,636,166 votes withheld, and Mr. Odell was elected with 15,681,862 affirmative votes and 20,620,320 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are John C. Salter, Ronald R. Redell, and Yury Friedman.
40	DoubleLine Yield Opportunities Fund

Dividend Reinvestment Plan	(Unaudited) March 31, 2025
Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open- Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.
The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan
Semi-Annual Report	March 31, 2025	41

(Unaudited) March 31, 2025
participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives.
Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free 877-DLine11 (877-354-6311) or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201 prior to July 31, 2025 or U.S. Bank Global Fund Services at P.O. Box 219252, Kansas City, MO 64121-9252 beginning July 31, 2025. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Yield Opportunities Fund on all correspondence.
The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance
42	DoubleLine Yield Opportunities Fund

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2025
What Does DoubleLine Do With Your Personal Information
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies. We may use your contact information, with your consent, (where required) to communicate with you including through emails and/or text messages.
Information We May Collect
We may collect various types of personal data about you, including:
•
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

For the purposes of European Data Privacy Laws (as defined below), our lawful bases for processing your personal data may, as the context requires, include necessity for compliance with a legal obligation on us (such as to prevent fraud or money laundering), for the performance of a contract with you, for our legitimate business interests (i.e., to run our business and to appropriately tailer the services we offer to you) or with your express consent. Where we need to process your personal data by law or under the terms of a contract with you and you fail to provide that personal data when requested, we may not be able to perform the contract we have with you. If you require further details about the specific lawful basis that we are relying on to process any personal data, please contact us at Privacy@DoubleLine.com.
Where We Obtain Your Personal Information
•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Semi-Annual Report	March 31, 2025	43

(Unaudited) March 31, 2025
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
•
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
44	DoubleLine Yield Opportunities Fund

DoubleLine Privacy Policy Notice (Cont.)
Notice To “Natural Persons” Residing In The European Economic Area (the “EEA”)
This section applies to the collection, receipt or other processing by or on behalf of us of personal data (as defined in the European Data Privacy Laws) of individuals in respect of the European Economic Area (“EEA”) and/or the United Kingdom (“UK”).
We will endeavor to process your personal data in accordance with applicable privacy laws, including without limitation, where applicable, General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), the EU GDPR as it forms part of the laws of England and Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union Withdrawal Act 2018 (“UK GDPR”), the UK Data Protection Act 2018, the Privacy and Electronic Communications (EC Directive) Regulations 2003, (the “European Data Privacy Laws”).
We are the data controller of your personal data, meaning that we determine the purposes and means of the processing of your personal data. Full details of the types of personal data we process, our lawful bases for processing and how we may share your personal data are set out further above.
If you reside in the EEA or the UK, we may transfer your personal information outside the EEA or UK, and will ensure that it is protected and transferred in a manner consistent with applicable European Data Privacy laws. This can be done in a number of different ways, for instance:
•
the country to which we send the personal information may have been assessed by the European Commission (or such other competent EEA authority) or the UK Information Commissioner’s Office, as applicable, as providing an “adequate” level of protection for personal data; or

•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission and the UK Information Commissioner’s Office, as applicable.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA or the UK. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law European Data Privacy Laws. Should you wish to obtain a copy of the appropriate or suitable safeguards we have adopted where required to do so under the European Privacy Laws or would like to know where they have been made available, please contact us using the details provided below.
Notice To Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, (As Revised) of the Cayman Islands.
Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Semi-Annual Report	March 31, 2025	45

(Unaudited) March 31, 2025
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased;
•	the right to object to processing of personal information and;
•	the right to withdraw consent at any time where we are relying on consent to process your personal data.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. If you are an investor in the DoubleLine funds, certain of the rights described above that may apply to DoubleLine customers outside the United State may not apply to you. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We will endeavor to respond within one month of receiving the request, unless the request is complex, in which case it may take longer. We may also need to request specific information from you to help confirm your identity and your right to access the relevant personal data (or to exercise any of its other rights). Please be aware that there are exceptions and exemptions that apply to some of the rights, which we will apply in accordance with the applicable European Data Privacy Laws (or other privacy laws). In particular, if you have provided consent to processing and subsequently withdraw that consent, we may still process that personal data where we have another lawful basis for doing so and your withdrawal does not affect the lawfulness of any processing carried out before you withdrew your consent.
We shall not make any decisions about you solely using automated decision making (including profiling) based on your personal data where such decision produces legal effects concerning you or similarly affects you. To the extent you believe we have not addressed your concerns or otherwise choose to do so, you have the right under European Data Privacy Laws to lodge a complaint with your competent EEA or UK data protection authority, as applicable. In respect of the UK, the UK Information Commissioner’s Office contact details are available at www.ico.org.uk.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.
46	DoubleLine Yield Opportunities Fund

Investment Adviser:
DoubleLine Capital LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Administrator:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Transfer Agent:
Before July 31, 2025:Beginning July 31, 2025:
U.S. Bancorp Fund Services, LLCU.S. Bancorp Fund Services, LLC
P.O. Box 701P.O. Box 219252
Milwaukee, WI 53201Kansas City, MO 64121-9252
Custodian:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-SEMI-DLY
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not Applicable

(5) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Yield Opportunities Fund

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, Principal Executive Officer

Date	06/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, Principal Executive Officer

Date	06/04/2025

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/04/2025